Restatement of Consolidated Financial Statements	12 Months Ended
Dec. 31, 2018
Restatement of Consolidated Financial Statements [Abstract]
Restatement of Consolidated Financial Statements

8. RESTATEMENT OF CONSOLIDATED FINANCIAL STATEMENTS

We are restating our consolidated income statement and balance sheet as of December 31, 2017.

Previously filed annual reports on Form 10-K and the quarterly reports on Form 10-Q affected by the restatements have not been amended and should not be relied on.

During our Fiscal 2018 audit, we discovered an irregularity related to recognizing revenue from one licensee between 2017 and 2018.

As a result of the internal review, management has concluded, and the Board of Directors agree, that incorrect booking dates were used for financial accounting purposes to account for licensing revenue in 2017 and 2018. Therefore, we have recorded an additional $67,600 in licensing revenue on December 31, 2017 from $82,400 to $150,000; and decreased licensing revenue by the same amount on January 2, 2018 from $282,600 to $215,000. Accordingly, the irregularity inflated the net loss in 2017 and deflated the net loss in 2018 by $67,600. In addition, on the balance sheet, the accumulated deficit was larger in 2017 and smaller in 2018 by $67,600 and affected the offsetting the accounts receivable by the same amount since the invoice was date and booked as January 2, 2018 rather than December 31, 2017. Given the timing difference on the collections of cash to relieve the accounts receivable, there was no effect on cash balances.

We are restating our previously filed financial statements in this Form 10-K.